14. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Peter Zachariou, director and David Cantor, director are investment managers of Fountainhead Capital Management which is a related party due to the size of its shareholding. Adrian Liddell, Chairman is a consultant for Fountainhead Capital Management.

During the period ended June 30, 2016, in accordance with the terms of the Consulting Agreement, the Company issued 33,333 shares of Common Stock (valued at $60,000) to Fountainhead.

During the six months ended June 30, 2016, the Company paid an aggregate of 8,424 shares of Preferred D Stock, valued at $84,248 representing preferred stock dividends to related parties. The Preferred D shares are convertible on their terms at $2.15 per share of Common Stock into 39,181 shares.

During the period ended June 30, 2016, the Company issued unsecured loan notes to Fountainhead for a total of $140,000. The loan notes bear interest at a rate of 10% and are due on demand or by their one-year anniversary.

During the period ended June 30, 2016, the Company issued unsecured loan notes to Peter Zachariou for a total of $45,000. The loan notes bear interest at a rate of 10% and are due on demand or by their one-year anniversary

Peter Zachariou, director and David Cantor, director are investment managers of Fountainhead Capital Management which is a related party due to the size of its shareholding. Adrian Liddell, Chairman is a consultant for Fountainhead Capital Management.

During 2015, in accordance with the terms the Consulting Agreement, the Company issued 49,819 shares of Common Stock (valued at $90,000) to Fountainhead.

During 2015 Preferred D Stock, convertible into shares of Common Stock, was issued in respect of Preferred Dividends as follows: 11,691 shares of Preferred D Stock (valued at $116,915), convertible into 54,377 shares of Common Stock to Fountainhead; and 4,313 shares of Preferred D Stock (valued at $43,130), convertible into 20,060 shares of Common Stock to Peter Zachariou.

There were no other related party transactions during the year ended December 31, 2015.